Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Sep. 30, 2016
Supplement [Text Block]	dbxetf1_SupplementTextBlock

August 28, 2017

DBX ETF TRUST

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus, each dated

September 30, 2016, and as each may be supplemented from time to time

The Board of Trustees of DBX ETF Trust has approved a reduction in the unitary management fee for the Fund. The reduction in the unitary management fee for the Fund will be effective on or about October 27, 2017.

Accordingly, effective on or about October 27, 2017, the Summary Prospectus and Statutory Prospectus for the Fund will be revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF—Fees and Expenses—Annual Fund Operating Expenses”:

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.15
Other Expenses	None
Total Annual Fund Operating Expenses	0.15

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF—Fees and Expenses—Example”:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf1_SupplementTextBlock

August 28, 2017

DBX ETF TRUST

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus, each dated

September 30, 2016, and as each may be supplemented from time to time

The Board of Trustees of DBX ETF Trust has approved a reduction in the unitary management fee for the Fund. The reduction in the unitary management fee for the Fund will be effective on or about October 27, 2017.

Accordingly, effective on or about October 27, 2017, the Summary Prospectus and Statutory Prospectus for the Fund will be revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF—Fees and Expenses—Annual Fund Operating Expenses”:

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.15
Other Expenses	None
Total Annual Fund Operating Expenses	0.15

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF—Fees and Expenses—Example”:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF | Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.15%
1 Year	rr_ExpenseExampleYear01	$ 15
3 Years	rr_ExpenseExampleYear03	48
5 Years	rr_ExpenseExampleYear05	85
10 Years	rr_ExpenseExampleYear10	$ 192